UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.9%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/33	$760	$863,656
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	1,540	1,599,537

		2,463,193

Arizona — 6.8%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	3,300	3,498,330
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45 (a)	455	470,347
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 4.00%, 01/01/41	825	852,984
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21 (b)	680	749,210
4.75%, 07/01/31	3,070	3,302,982
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,218,640
5.00%, 12/01/37	4,585	5,460,093
University Medical Center Corp., RB, 6.50%, 07/01/19 (b)	750	801,158
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21 (b)	1,600	1,820,368

		18,174,112

Arkansas — 2.0%
City of Benton Arkansas, RB, 4.00%, 06/01/39	755	786,695
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	1,250	1,293,350
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	2,645	2,723,397
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	512,672

		5,316,114

California — 20.0%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/31	2,300	2,522,295

Security	Par (000)	Value

California (continued)
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Arts and Sciences, Series A, 4.00%, 11/01/45	$3,330	$3,442,154
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 05/01/34 (c)	1,500	1,701,615
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A (BAM), 4.00%, 03/01/42	2,460	2,522,140
Series A-1, 5.75%, 03/01/34	3,000	3,318,300
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	1,985	2,003,897
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 08/01/34 (c)	2,475	2,506,532
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38 (d)	12,000	5,155,200
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30 (d)	2,270	1,507,938
0.00%, 08/01/33 (d)	4,250	1,732,045
0.00%, 08/01/39 (c)	4,000	3,862,080
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 08/01/33 (c)	4,200	4,891,782
State of California, GO, Refunding, Various Purposes:
5.00%, 02/01/38	2,000	2,230,520
4.00%, 10/01/44	2,520	2,646,227
State of California, GO, Various Purposes:
5.75%, 04/01/31	3,000	3,146,130
6.00%, 03/01/33	2,270	2,476,979
6.50%, 04/01/33	2,900	3,062,429
5.50%, 03/01/40	3,650	3,940,102

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.13%, 06/01/46	$495	$495,856

		53,164,221

Colorado — 0.1%
Rampart Range Metropolitan District No. 1, Refunding RB, (AGM), 5.00%, 12/01/47	260	296,369

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/36	950	1,008,254

Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	1,900,620
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,430	1,591,018

		3,491,638

Florida — 7.8%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 07/01/40	900	937,629
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	3,000	3,104,730
County of Miami-Dade Florida, RB:
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (d)	5,000	2,793,350
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (d)	15,375	8,179,500
Series B, AMT, 6.00%, 10/01/32	3,000	3,485,790
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	1,895	2,144,534
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 06/01/32	200	211,734

		20,857,267

Hawaii — 1.3%
State of Hawaii Department of Budget & Finance, Refunding RB:
Hawaiian Electric Co., Inc. AMT, 4.00%, 03/01/37	2,770	2,859,886

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Department of Budget & Finance, Refunding RB (continued):
Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	$600	$665,394

		3,525,280

Idaho — 1.2%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	3,000	3,253,560

Illinois — 8.7%
Chicago Board of Education, GO, Dedicated Revenues, Series H, 5.00%, 12/01/36	375	384,641
Chicago Board of Education, GO, Refunding, Dedicated Revenues, Series C, 5.00%, 12/01/34	370	381,281
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series D, 5.00%, 12/01/26	675	718,565
Series F, 5.00%, 12/01/22	505	536,295
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 01/01/20 (e)	5,000	5,365,500
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	2,400	2,469,168
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,735	1,903,972
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 01/01/42	770	860,891
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,088,370
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 05/15/39	435	460,957
Roosevelt University Project, 6.50%, 04/01/44	1,500	1,587,030
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	1,025	1,104,386
Railsplitter Tobacco Settlement Authority, RB:
6.00%, 06/01/21 (b)	1,700	1,935,093
5.00%, 06/01/28	370	423,879

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO:
5.00%, 02/01/39	$1,000	$1,035,060
Series D, 5.00%, 11/01/28	2,655	2,829,858

		23,084,946

Kansas — 3.0%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22 (b)	4,915	5,598,824
5.00%, 09/01/39	1,085	1,225,258
Kansas Development Finance Authority, Refunding RB, Sisters Leavenworth:
5.00%, 01/01/20 (b)	1,005	1,067,963
5.00%, 01/01/28	150	158,522

		8,050,567

Kentucky — 6.6%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	4,000	4,460,440
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	3,400	3,666,288
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (d)	8,500	7,220,665
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c):
0.00%, 07/01/34	1,000	931,390
0.00%, 07/01/39	1,395	1,284,948

		17,563,731

Louisiana — 1.6%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	1,790	1,989,245
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,742,048

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	$600	$642,564

		4,373,857

Maryland — 0.2%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	260	263,175
5.25%, 07/01/44	260	262,535

		525,710

Massachusetts — 2.1%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	1,010	1,130,867
5.25%, 01/01/42	900	1,028,574
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 4.00%, 10/01/46	1,380	1,369,567
International Charter School, 5.00%, 04/15/40	600	639,900
Suffolk University, 4.00%, 07/01/39	1,375	1,394,374

		5,563,282

Michigan — 3.9%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	360	387,083
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	2,310	2,314,990
Trinity Health Credit Group, Series A, 4.00%, 12/01/36	460	475,488
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	4,150	4,267,860
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18 (b)	2,750	2,858,817

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	$60	$61,970

		10,366,208

Minnesota — 3.0%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	1,405	1,427,747
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,905	1,976,495
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52 (a)	305	317,953
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	460	522,233
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,895	1,895,265
College of St. Benedict, Series 8-K, 5.00%, 03/01/37	1,055	1,171,789
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	615	626,476

		7,937,958

Mississippi — 2.1%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	666,792
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 04/01/21 (b)	1,910	2,103,311
County of Jackson Limited Tax Note (AGC), 5.50%, 07/01/32	2,655	2,786,343

		5,556,446

Missouri — 3.0%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,472,998
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	551,900

Security	Par (000)	Value

Missouri (continued)
Missouri State Health & Educational Facilities Authority, RB (continued):
A.T. Still University of Health Sciences, 4.25%, 10/01/32	$480	$502,354
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	830,040
Heartland Regional Medical Center, 4.13%, 02/15/43	700	719,054
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,683,375
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A:
5.00%, 06/01/42	860	967,724
5.00%, 06/01/47	1,230	1,378,854

		8,106,299

Nebraska — 2.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 09/01/42	900	1,001,736
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	600	660,150
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 3.00%, 05/15/46	1,475	1,285,418
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	2,535	2,791,720
4.00%, 01/01/44	600	613,296

		6,352,320

Nevada — 0.6%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,500	1,576,410
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37 (a)	125	127,805

		1,704,215

New Jersey — 8.6%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37 (f)(g)	1,510	15,855
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,335	1,460,370

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB (continued):
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	$990	$1,124,165
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	300	331,392
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	160	170,845
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	250	251,555
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series G, 3.50%, 07/01/31	1,150	1,151,472
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A:
RWJ Barnabas Health Obligated Group, 4.00%, 07/01/43	2,955	3,044,536
St. Barnabas Health Care System, 4.63%, 07/01/21 (b)	770	842,503
St. Barnabas Health Care System, 5.63%, 07/01/21 (b)	2,560	2,885,504
St. Barnabas Health Care System, 5.00%, 07/01/25	500	556,310
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,780	3,106,372
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	1,600	721,120
Transportation Program, Series AA, 5.00%, 06/15/45	1,350	1,430,946
Transportation Program, Series AA, 5.00%, 06/15/46	600	635,586
Transportation System, Series A, 5.50%, 06/15/41	500	530,685
Transportation System, Series B, 5.50%, 06/15/31	2,000	2,143,760
South Jersey Port Corp., ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	295	315,694
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	2,115	2,084,777

		22,803,447

New Mexico — 1.1%
New Mexico Finance Authority, RB, Senior Lien, Series A:
3.25%, 06/01/33	745	746,766

Security	Par (000)	Value

New Mexico (continued)
New Mexico Finance Authority, RB, Senior Lien, Series A (continued):
3.25%, 06/01/34	$1,340	$1,338,271
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	680	760,532

		2,845,569

New York — 5.3%
City of New York New York Industrial Development Agency, RB, PILOT:
(AMBAC), 5.00%, 01/01/39	1,100	1,111,627
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	300	313,083
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41 (a)	1,400	1,446,326
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,000	935,330
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,825	1,761,618
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19 (b)	2,475	2,597,636
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,250	1,339,512
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	640	701,645
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,905	2,025,396
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	600	600,432

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	$1,160	$1,189,766

		14,022,371

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21 (b)	720	794,182

Ohio — 1.9%
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	3,000	3,065,730
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	1,215	1,241,147
County of Butler Port Authority, RB, Series A-1 (a):
Storypoint Fairfield Project, 6.25%, 01/15/34	500	525,855
StoryPoint Fairfield Project, 6.38%, 01/15/43	275	288,849

		5,121,581

Oklahoma — 1.7%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 09/01/37	1,765	1,803,583
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/36	800	911,728
5.00%, 10/01/39	280	317,666
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	1,315	1,442,739

		4,475,716

Oregon — 3.3%
Clackamas Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 06/15/38 (c)	335	343,271
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 06/15/40 (d)	1,500	646,230

Security	Par (000)	Value

Oregon (continued)
Klamath Falls Intercommunity Hospital Authority, Refunding RB, Sky Lakes Medical Center Project:
3.00%, 09/01/35	$345	$315,237
3.00%, 09/01/41	950	825,550
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	1,075	1,126,568
State of Oregon Facilities Authority, Refunding RB, Legacy Health Project, Series A, 4.00%, 06/01/41	2,610	2,671,231
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	2,485	2,757,480

		8,685,567

Pennsylvania — 10.9%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,634,423
Delaware River Port Authority, RB:
4.50%, 01/01/32	3,000	3,223,620
Series D (AGM), 5.00%, 01/01/40	3,640	3,850,319
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (d)(e)	500	339,655
Pennsylvania Economic Development Financing Authority, Refunding RB:
National Gypsum Co., AMT, 5.50%, 11/01/44	810	856,624
Series A, 4.00%, 11/15/42	3,485	3,541,352
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/36	3,350	3,779,436
Series B, 5.00%, 12/01/40	500	561,145
Sub-Series B-1, 5.00%, 06/01/42	1,970	2,188,493
Pennsylvania Turnpike Commission, Refunding RB, Motor Licensed Fund Enhancement, Second Series, 5.00%, 12/01/41	1,060	1,193,115
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	2,000	2,210,540
School District of Philadelphia, GO, Refunding Series F, 5.00%, 09/01/37	800	859,400

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
State Public School Building Authority, Refunding RB, Fluvanna County School Philadelphia, 5.00%, 06/01/36	$3,625	$3,911,846

		29,149,968

Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,470	1,352,385
5.63%, 05/15/43	1,395	1,274,988

		2,627,373

Rhode Island — 5.1%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	1,485	1,539,010
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,845	1,876,826
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	2,560	2,886,707
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 04/01/19 (b)	1,330	1,389,690
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,073,450
Series B, 4.50%, 06/01/45	2,725	2,762,224
Series B, 5.00%, 06/01/50	2,000	2,085,840

		13,613,747

South Dakota — 0.5%
Dakota Valley School District No. 61-8, GO, Refunding, 3.00%, 07/15/39	1,515	1,403,526

Tennessee — 3.8%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	2,945	3,161,958
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	940,511
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc., 4.00%, 09/01/40	1,285	1,283,073

Security	Par (000)	Value

Tennessee (continued)
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	$1,135	$1,203,645
5.38%, 11/01/28	1,000	1,063,510
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,075	1,189,552
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	1,200	1,273,476

		10,115,725

Texas — 7.6%
County of Harris Cultural Education Facilities Finance Corp., Refunding RB, Teco Project, 4.00%, 11/15/35	1,300	1,365,520
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38 (d)	5,000	1,901,850
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	2,200	2,370,720
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38 (d)	16,780	6,998,938
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD) (d):
0.00%, 08/15/24 (b)	550	283,514
0.00%, 08/15/35	5,450	2,666,467
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	1,140	1,291,495
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,331,020

		20,209,524

Utah — 0.4%
Utah State Charter School Finance Authority, Refunding RB:
Mountainville Academy, 4.00%, 04/15/42	600	609,204
The Freedom Academy Foundation Project, 5.25%, 06/15/37 (a)	205	204,592

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah State Charter School Finance Authority, Refunding RB (continued):
The Freedom Academy Foundation Project, 5.38%, 06/15/48 (a)	$260	$255,211

		1,069,007

Vermont — 0.3%
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 06/15/32	775	797,630

Virginia — 2.2%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	780	816,761
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57 (h)	1,670	1,972,921
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	1,030	997,740
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,440	1,625,573
Transform 66 P3 Project, 5.00%, 12/31/52	405	446,849

		5,859,844

Wisconsin — 2.2%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	435	421,672
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Senior Credit Group, 4.00%, 11/15/36	2,900	3,020,350
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	865	886,158
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,503,990

		5,832,170
Total Municipal Bonds — 135.2% (Cost — $334,369,912)		360,162,494

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 05/01/18 (b)	$5,250	$5,294,966

Connecticut — 1.6%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,902	4,390,005

Florida — 0.9%
County of Pinellas Florida School Board, COP, Master Lease Program, Series A, 5.00%, 07/01/41	2,120	2,409,539

Georgia — 2.6%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	5,997	6,822,980

Massachusetts — 1.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	3,018	3,492,991

Minnesota — 2.1%
State of Minnesota, RB, Series A, 5.00%, 06/01/38	5,000	5,617,898

New Jersey — 1.7%
New Jersey State Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,659,052
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36 (j)	2,861	3,021,149

		4,680,201

New York — 7.8%
City of New York New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	1,600	1,695,080
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18 (b)	159	161,179
5.75%, 06/15/40	531	538,991
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	810	852,323

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	$4,000	$4,496,021
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47 (j)	1,750	1,918,248
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,500	5,001,054
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/18 (b)	3,359	3,406,687
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	2,360	2,613,010

		20,682,593

Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 04/28/18 (b)	1,740	1,755,155

Texas — 2.1%
Aldine Independent School District, GO, Refunding(PSF-GTD), 5.00%, 02/15/42	2,609	3,008,069

Security	Par/Shares (000)	Value

Texas (continued)
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	$2,380	$2,642,806

		5,650,875

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.8% (Cost — $58,990,787)		60,797,203

Total Long-Term Investments — 158.0% (Cost — $393,360,699)		420,959,697

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59% (k)(l)	66,575	66,581

Total Short-Term Securities — 0.0% (Cost — 66,581)		66,581

Total Investments — 158.0% (Cost — $393,427,280)		421,026,278
Other Assets Less Liabilities — 2.5%		6,807,118
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.3)%		(35,461,998)
VMTP Shares at Liquidation Value (47.2)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$266,471,398

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expires between February 15, 2019 to June 15, 2019, is $ 3,148, 884.
(k)	Annualized 7-day yield as of period end.
(l)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Affiliate	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,238,321	(6,171,746)	66,575	$66,581	$29,682	$2,331	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	37	03/20/18	$4,498	$92,189
Long U.S. Treasury Bond	171	03/20/18	25,276	784,205
5-Year U.S. Treasury Note	27	03/29/18	3,097	42,509

				$918,903

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF	Permanent School Fund
RB	Revenue Bonds

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$420,959,697	$—	$420,959,697
Short-Term Securities	66,581	—	—	66,581

Total	$66,581	$420,959,697	$—	$421,026,278

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$918,903	$—	$—	$918,903

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

11

Schedule of Investments (unaudited) (concluded) January 31, 2018	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(35,365,904)	$—	$(35,365,904)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(161,265,904)	$—	$(161,265,904)

During the period ended January 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 21, 2018